Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	3,335,107
Shares, Granted	194,643
Shares, Vested	(13,000)
Shares, Forfeited	(57,089)
Shares, Non-vested ending balance	3,459,661	3,335,107
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 75.00
Weighted-Average Grant Date Fair Value, Granted	254.73	$ 193.89	$ 151.58
Weighted-Average Grant Date Fair Value, Vested	138.97
Weighted-Average Grant Date Fair Value, Forfeited	131.31
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 83.94	$ 75.00